Cash, Cash Equivalents and Investments - Realized Gains and Losses on Available-for-Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Disclosure Cash Cash Equivalents And Investments Realized Gains And Losses On Availablefor Sale Securities [Abstract]
Realized gains	$ 0	$ 11	$ 1
Realized losses
Net realized gains	$ 0	$ 11	$ 1